Liabilities and off-balance sheet commitments by maturity	12 Months Ended
Dec. 31, 2023
Liabilities and off-balance sheet commitments by maturity [abstract]
Liabilities and off-balance sheet commitments by maturity	38 Liabilities and off-balance sheet commitments by maturity
The tables below include all liabilities and off-balance sheet commitments by maturity based on contractual, undiscounted cash flows. These balances are included in the maturity analysis as follows:
•Perpetual liabilities are included in the column ‘Maturity not applicable’.
•Derivative liabilities are included on a net basis if cash flows are settled net. For other derivative liabilities the contractual gross cash flow payable is included.
•Undiscounted future coupon interest on financial liabilities payable is included in a separate line and in the relevant maturity bucket.
•Non-financial liabilities are included based on a breakdown of the amounts per statement of financial position, per expected maturity.
•Loans and other credit-related commitments are classified on the basis of the earliest date they can be drawn down.
ING Group’s expected cash flows on some financial liabilities vary significantly from contractual cash flows.
Principal differences are in demand deposits from customers that are expected to remain stable or increase and in unrecognised loan commitments that are not all expected to be drawn down immediately. Reference is made to the liquidity risk paragraph in ‘Risk Management – Funding and liquidity risk’ for a description on how liquidity risk is managed.

Liabilities and off-balance sheet commitments by maturity
in EUR million
2023	Less than 1 month [1]	1–3 months	3–12 months	1–5 years	Over 5 years	Maturity not applicable	Adjustment [2]	Total
Deposits from banks	9,294	7,800	2,074	1,898	2,002		189	23,257
Customer deposits	583,335	19,510	40,976	3,585	1,931		939	650,276
Financial liabilities at fair value through profit or loss
– Other trading liabilities	10,981	697	545	1,003	897		-36	14,087
– Trading derivatives	2,292	2,243	5,148	10,204	7,110		-3,865	23,132
– Non-trading derivatives	505	96	139	1,002	355		-78	2,019
– Designated at fair value through profit or loss	29,856	12,754	5,442	3,834	3,546	25	-57	55,400
Debt securities in issue	3,442	10,801	34,882	47,134	31,196		-2,786	124,670
Subordinated loans					9,104	6,988	-691	15,401
Lease liabilities	17	45	175	627	359		-61	1,162
Financial liabilities	639,722	53,946	89,381	69,286	56,500	7,014	-6,446	909,403

Other liabilities [3]	9,739	619	2,829	1,662	420			15,268

Total liabilities	649,462	54,565	92,209	70,948	56,920	7,014	-6,446	924,671

Coupon interest due on financial liabilities	1,047	1,653	6,014	10,007	5,030	402		24,153

Contingent liabilities in respect of
– Discounted bills	2							2
– Guarantees	27,340			4	550			27,894
– Irrevocable letters of credit	14,925							14,925
Guarantees issued by ING Groep N.V.	197							197
Irrevocable facilities	166,361	12	63	314	60			166,810
	208,825	12	63	318	610			209,828
1 Includes liabilities on demand.
2 This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting and fair value hedge adjustments, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).
3 Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.

Liabilities and off-balance sheet commitments by maturity
in EUR million
2022	Less than 1 month [1]	1–3 month	3–12 months	1–5 years	Over 5 years	Maturity not applicable	Adjustment [2]	Total
Deposits from banks	10,053	2,238	33,268	9,878	1,794		-598	56,632
Customer deposits	605,154	16,127	15,045	2,729	1,872		-128	640,799
Financial liabilities at fair value through profit or loss
– Other trading liabilities	5,778	875	304	771	575		-83	8,219
– Trading derivatives	2,100	2,319	4,942	9,330	3,609		8,570	30,869
– Non-trading derivatives	345	288	216	1,204	470		525	3,048
– Designated at fair value through profit or loss	31,505	11,472	1,626	3,177	3,701	22	-620	50,883
Debt securities in issue	2,049	11,227	23,187	30,769	34,335		-5,648	95,918
Subordinated loans			760		9,936	6,307	-1,218	15,786
Lease liabilities	19	43	170	593	377		-28	1,174
Financial liabilities	657,001	44,588	79,518	58,451	56,669	6,329	771	903,328

Other liabilities [3]	9,913	683	2,466	3,033	406			16,502

Total liabilities	666,914	45,271	81,984	61,485	57,075	6,329	771	919,829

Coupon interest due on financial liabilities	430	714	3,132	6,346	3,208	347		14,175

Contingent liabilities in respect of
– Discounted bills
– Guarantees	28,304			4	550			28,859
– Irrevocable letters of credit	15,660	19	3					15,682
– other					3			3
Guarantees issued by ING Groep N.V.	336							336
Irrevocable facilities[4]	161,147		194	434	166			161,940
	205,447	19	197	438	719			206,820
1Includes liabilities on demand.
2This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting and fair value hedge adjustments, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).
3Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.